SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended			81 Months Ended
	Oct. 13, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Oct. 11, 2020	Nov. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted		$ 15.46	$ 8.18	$ 8.37
Share repurchase program						$ 20,000	$ 25,000
Ordinary share repurchased, shares	170,910				556,603
Ordinary share repurchased	$ 10,000				$ 14,509
Total intrinsic value of options outstanding		$ 38,514	$ 22,279		38,514
Total intrinsic value of options exercisable at year-end		24,428	14,867		24,428
Total intrinsic value of options exercised		$ 10,463	$ 4,570	$ 2,170
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Unrecognized compensation cost related to non-vested employee options		$ 1,151			1,151
Unrecognized compensation cost, recognition period		4 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options contractual term		10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Unrecognized compensation cost related to non-vested employee options		$ 12,061			$ 12,061
RSUs issued		214,687
Weighted average fair values at grant date		$ 52.47
Total intrinsic value of RSU's vested		$ 6,344	$ 3,513	$ 1,048
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%